BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2021
Disclosure of detailed information about business combination [abstract]
BUSINESS COMBINATIONS [Text Block]
NOTE 5:-	BUSINESS COMBINATIONS

Trichome Financial Corp.

On March 18, 2021, the Company acquired Trichome Financial Corp. (“Trichome” or "TFC"), a Canadian adult-use recreational cannabis producer (the "Trichome Transaction").

The Trichome Transaction was completed pursuant to the terms and subject to the conditions of arrangement agreement dated December 30, 2020 (the "Arrangement Agreement"), whereby the Company agreed to acquire all of the issued and outstanding Trichome Shares under a statutory plan of arrangement under the Business Corporations Act (Ontario) ("OBCA").

In accordance with the terms of the Arrangement Agreement, former holders of Trichome Shares received 0.24525 IMC Common Shares for each Trichome Share previously held (the “Exchange Ratio”) and former holders of Trichome in-the-money convertible instruments received a net payment of IMC Shares based on the Exchange Ratio (the “Consideration”).

Upon completion of the Trichome Transaction, the total Consideration paid to former holders of Trichome Shares and in-the-money convertible instruments equaled to the issuance of 10,104,901 Common Shares, valued at approximately $99,028 at the market price per share of $9.8 on the date of the acquisition. The results of operations of Trichome were consolidated in the Company's consolidated financial statements commencing on the date of acquisition.

The Group recognized the fair value of the assets acquired and liabilities assumed in the business combination based on a valuation study prepared by management with the assistance of an external valuation specialist.

Upon acquisition, other payables of Trichome include approximately $8,131 to settle withholding tax liabilities to Canada Revenue Agency (“CRA”), with a corresponding indemnification asset comprised of 927,463 IMCC’s Common Shares withheld to cover the tax liabilities (the "Purchaser Balance Shares"). In addition, in connection with the Trichome Transaction, certain directors and officers of Trichome and TJAC, one of which is currently serving as chairman of the board of directors of the Company, agreed to indemnify and hold harmless the Company, Trichome, and TJAC against 75% of the withholding tax liabilities to CRA. Each indemnifying director or officer agreed to indemnify for: (a) 75% of such liability that is on account of such director or officer’s personal Canadian income tax liability, plus (b) jointly and severally indemnify 75% of any liability for penalties and interest in connection with the withholding tax liabilities to CRA (other than penalties and interest included in (a)).

In addition, subsequent to the reporting period, on January 6, 2022, the Company and certain former Trichome directors, one of which is currently serving as chairman of the Company's board of directors, signed an amendment to the tax indemnification agreement, and agreed to indemnify and hold harmless the Company and pay the Company the following amounts in cash as soon as practicable and in no event no later than February 28, 2022: (a). any portion of remittance to the CRA on account of any non-residence Canadian estimated at approximately $1,886, plus (b) 75% of any liabilities for penalties up to December 31, 2021 and 100% of any penalties from January 1, 2022 onward (estimated at approximately $604), and indemnify 75% of any liabilities for interest through December 31, 2021 and 100% of any interest from January 1, 2022 (estimated at approximately $342), in connection with the withholding tax liabilities to CRA (other than penalties and interest included in (a) above), plus (c) To the extent not captured above in sections (a) and (b), 100% of the withholding taxes tax liabilities, subtracting all cash proceeds received by Trichome or IMC from the sale of the Purchaser Balance Shares.

As of the date of the issuance of these consolidated financial statements, the former Trichome director and current chairman of the Company's board of director, transferred the Company cash in the amount of $3,250. Further, on March 30, 2022, the Company and the former Trichome director and current chairman of the Company's board of director, entered into several security agreements under which the former Trichome director and current chairman of the Company's board of director pledged 833,508 Common Shares and 275,125 vested RSU’s in favor of the Company to secure the indemnification asset for the remaining tax withholding liability. Such pledge of securities was registered in Ontario and British Columbia.

On March 18, 2021, 700,000 options were granted to Trichome’s employees under the 2018 Plan (see Note 18).

Acquisition costs of Trichome include the issuance of 50,525 Common Shares, valued at $495 to financial advisors for advisory fees in connection with the Trichome Transactions.

Trichome's revenue and net loss included in the Company’s consolidated financial statements of profit or loss and other comprehensive income (loss) since date of acquisition through December 31, 2021, were $9,223 and $(17,983), respectively.

Had the Trichome Transaction occurred on January 1, 2021, the Company's proforma results for the year ended December 31, 2021, would have been as follows:

Proforma results for the year ended December 31, 2021

Revenues	$55,563

Net loss	$(25,372)

These proforma results are based on estimates and assumptions, which the Company believes are reasonable. They are not necessarily the results that would have been realized had the Company and TFC been a combined company during the period presented and are not necessarily indicative of the Company's consolidated results of operations in future periods. The proforma results include adjustments related to purchase accounting, primarily amortization of intangible assets, depreciation related to the excess of fair value over cost attributable to purchased property, plant and equipment and elimination of inter-company transactions.

MYM Nutraceuticals Inc.

On July 9, 2021, the Company, through its wholly owned subsidiary, Trichome, completed the acquisition of MYM Nutraceuticals (“MYM”). MYM is a Canadian cultivator, processor, and distributor of premium cannabis via its two wholly owned subsidiaries; SublimeCulture Inc. (“Sublime”) located near Montreal, Quebec, and Highland Grow Inc. (“Highland”), located in Antigonish, Nova Scotia. MYM’s flagship brand, Highland, is an ultra-premium brand sold in most provinces throughout Canada.

The Company acquired all the issued and outstanding shares of MYM. The Company acquired MYM's licensed producer subsidiary Highland Grow Inc., pursuant to a plan of arrangement under the Business Corporations Act in British Columbia. Under the terms of the MYM Transaction, the shareholders of MYM received 0.022 Common Shares of IMCC for each common share of MYM. As a result of the MYM transaction, a total of 10,073,437 Common Shares were issued to the MYM former shareholders and financial advisors, resulting in former MYM shareholders holding approximately 15% of the total number of issued and outstanding Common Shares immediately after closing. Total consideration of the issued shares, warrants and stock options valued at approximately $62,620.

The Company recognized the fair value of the assets acquired and liabilities assumed in the business combination based on a preliminary valuation study prepared by management with the assistance of an external valuation specialist.

Acquisition costs of MYM include the issuance of 49,802 Common Shares, valued at $312 to financial advisors for advisory fees in connection with the MYM Transactions.

MYM's revenue and net profit included in the Company’s consolidated financial statements of profit or loss and other comprehensive income (loss) since date of acquisition through December 31, 2021, were $11,024 and $130, respectively.

The goodwill arising on acquisition is attributed to the expected benefits from the synergies of the combination of the activities of the Group including Trichome and MYM.

Had the MYM Transaction occurred on January 1, 2021, the Company's proforma results for the year ended December 31, 2021, would have been as follows:

Proforma results for the year ended December 31, 2021

Revenues	$61,639

Net loss	$(20,132)

These proforma results are based on estimates and assumptions, which the Company believes are reasonable. They are not necessarily the results that would have been realized had the Company and MYM been a combined company during the period presented and are not necessarily indicative of the Company's consolidated results of operations in future periods. The proforma results include adjustments related to purchase accounting, primarily amortization of intangible assets, depreciation related to the excess of fair value over cost attributable to purchased property, plant and equipment and elimination of inter-company transactions.

Panaxia's Assets and Operations

On April 30, 2021, the Company acquired all Panaxia's online-related activities and intellectual property. The aggregate purchase price of NIS 18.7 million (approximately $7,000). In order to complete the acquisition, the Company will issue Common Shares in the aggregate amount of NIS 11.1 million (approximately $4,200).

During 2021, the Company issued the four installments of the Panaxia Consideration Shares, in the aggregate amount of 934,755, at a various of share price ranging between US$5.01 to US$3.1. The total consideration represents an aggregate amount of US$3,397 thousand (approximately $4,290). The fifth and final installment of Panaxia Consideration Shares will be issued following the Panaxia GDP License Closing.

The acquisition is accounted for under IFRS 3 as a business combination. Accordingly, the Group recognized the fair value of the assets acquired and liabilities assumed in the business combination based on a preliminary valuation study prepared by an external valuation specialist.

As part of the acquisition, the Company purchased an option to purchase the Panaxia pharmacy, including cannabis-related licenses (see Note 1 (9)). As the exercise price of the option relates only to the medical cannabis inventory at the date of exercise, the Company has allocated $2,837 of the non-cancellable purchase price to effectively reflect the Company’s advance payment for the estimated fair value of the licenses and other assets of the Panaxia pharmacy that will be acquired upon exercise of the option.

The goodwill arising on acquisition is attributed to the expected benefits from the synergies of the combination of the activities of the Group and Panaxia's acquired assets.

Panaxia's results of operation for the acquisition date through December 31, 2021, were immaterial to the consolidated financial statements.

Pharm Yarok pharmacy

On July 28, 2021, IMC Holdings entered into a definitive agreement to acquire all of the issued and outstanding share of R.A. Yarok Pharm Ltd., Rosen High Way Ltd. and High Way Shinua Ltd. (collectively "Pharm Yarok Group"). The aggregate consideration for the Pharm Yarok Group acquisition was NIS 11,900 thousand (approximately $4,600), of which approximately NIS 3,500 thousand (approximately $1,300) shall be invested by the shareholders of Pharm Yarok Group in the Company at closing in consideration for Common Shares. The closing of the Pharm Yarok Group acquisition is conditional upon receipt of all requisite approvals, including from the MOH, which granted its approval subsequent to December 31, 2021, on February 15, 2022.

The acquisition is accounted for under IFRS 3 as a business combination. Accordingly, the Company recognized the fair value of the assets acquired and liabilities assumed in the business combination based on a preliminary valuation study prepared by management, with the assistance of an external valuation specialist.

Pharm Yarok Group's revenue and net profit included in the Company’s consolidated financial statements of profit or loss and other comprehensive income (loss) since date of acquisition through December 31, 2021, were $4,897 and $1, respectively.

Had the Pharm Yarok Group Transaction occurred on January 1, 2021, the Company's proforma results for the year ended December 31, 2021, would have been as follows:

Proforma results for the year ended December 31, 2021

Revenues	$58,345

Net loss	$(18,986)

These proforma results are based on estimates and assumptions, which the Company believes are reasonable. They are not necessarily the results that would have been realized had the Company and Pharm Yarok Group been a combined company during the period presented and are not necessarily indicative of the Company's consolidated results of operations in future periods. The proforma results include adjustments related to purchase accounting, primarily amortization of intangible assets, depreciation related to the excess of fair value over cost attributable to purchased property, plant and equipment and elimination of inter-company transactions.

Vironna pharmacy

On August 16, 2021, IMC Holdings has signed a definitive agreement to acquire 51% of the outstanding ordinary shares of Revoly Trading and Marketing Ltd. ("Vironna") for a total consideration of NIS 8,500 thousand (approximately $3,300), of which NIS 5,000 thousand (approximately $1,950) in cash and NIS 3,500 thousand (approximately $1,350) is in common shares of the Company to be issued at closing of Vironna transaction. The closing is conditional upon receipt of all requisite approvals, including from the MOH, which granted its approval subsequent to December 31, 2021, on February 15, 2022.

The goodwill arising on acquisition is attributed to the expected benefits from the synergies of the combination of the activities of the Group and the pharmacies. The Group has elected to measure the non-controlling interest in this business combination based on the fair value of the identifiable net assets acquired (excluding goodwill).

The acquisition is accounted for under IFRS 3 as a business combination. Accordingly, the Company recognized the fair value of the assets acquired and liabilities assumed in the business combination based on a preliminary valuation study prepared by management, with the assistance of an external valuation specialist.

Had the Vironna Transaction occurred on January 1, 2021, the Company's proforma results for the year ended December 31, 2021, would have been as follows:

Proforma profit or loss for the year ended December 31, 2021

Revenues	$56,816

Net loss	$(18,180)

These proforma results are based on estimates and assumptions, which the Company believes are reasonable. They are not necessarily the results that would have been realized had the Company and Vironna been a combined company during the period presented and are not necessarily indicative of the Company's consolidated results of operations in future periods. The proforma results include adjustments related to purchase accounting, primarily amortization of intangible assets, depreciation related to the excess of fair value over cost attributable to purchased property, plant and equipment and elimination of inter-company transactions.

Oranim pharmacy

On December 1, 2021, IMC Holdings signed a definitive agreement to acquire 51% of the rights in Oranim Pharm, one of the largest pharmacies selling medical cannabis in Israel and the largest pharmacy selling medical cannabis in the Jerusalem area, by acquiring 51.3% of the outstanding shares of Oranim Plus, which holds 99.5% of the rights in Oranim Pharm (the “Oranim Transaction”).

The Oranim Transaction closed on March 28, 2022, upon receipt of all requisite approvals, including the approval of the MOH, for an aggregate consideration of NIS 11,940 (approximately $4,900), consisting of NIS 5,202 (approximately $2,104) paid in cash upon signing, NIS 5,202 (approximately $2,104) which will be paid in cash on the first quarter of 2023 and NIS 1,536 (approximately $630) paid in 251,001 Common Shares on March 30, 2022. The number of Oranim Consideration Shares issuable was calculated based on the average closing price of the IM Cannabis’s common shares on the NASDAQ over the 14 trading day period immediately preceding closing of the Oranim Transaction.

The acquisition is accounted for under IFRS 3 as a business combination. Accordingly, the Company recognized the fair value of the assets acquired and liabilities assumed in the business combination based on a preliminary valuation study prepared by management, with the assistance of an external valuation specialist.

Oranim's revenue and net profit included in the Company’s consolidated financial statements of profit or loss and other comprehensive income (loss) since date of acquisition through December 31, 2021, were $1,410 and $46, respectively.

Had the Oranim Transaction occurred on January 1, 2021, the Company's proforma results for the year ended December 31, 2021, would have been as follows:

Proforma profit or loss for the year ended December 31, 2021

Net revenues	$67,589

Net loss	$(17,870)

These proforma results are based on estimates and assumptions, which the Company believes are reasonable. They are not necessarily the results that would have been realized had the Company and Oranim been a combined company during the period presented and are not necessarily indicative of the Company's consolidated results of operations in future periods. The proforma results include adjustments related to purchase accounting, primarily amortization of intangible assets, depreciation related to the excess of fair value over cost attributable to purchased property, plant and equipment and elimination of inter-company transactions.

The fair value of the identifiable assets acquired and liabilities assumed on the acquisition date:

	Fair value
	TFC	MYM	Vironna	Pharm Yarok	Oranim	Panaxia
Assets

Cash and cash equivalents	$362	$131	$57	$105	$485	$-
Trade and other receivables	3,240	2,548	259	456	1,329	-
Indemnification asset	8,131	-	-	-	-	-
Biological assets	785	63	-	-	-	-
Inventory	3,883	4,180	639	346	1,043	19
Loan receivable	8,470	2,122	-	-	-	-
Investments	-	-	-	-	-	2,837
Property, plant and equipment	15,193	6,105	210	1,145	389	88
Derivative assets	114	-	-	-	-	-
Right of use assets	15,037	630	-	-	1,312	-
Investments	319	-	-	-	-	-
Intangible assets	6,458	17,200	2,316	974	2,991	776

Total identifiable assets	61,992	32,979	3,481	3,026	7,549	3,720

Liabilities

Trade and other payables	(15,196)	(4,442)	(854)	(1,448)	(1,777)	-
Bank loans	-	(915)	-	-	-	-
Lease liability	(15,037)	(873)	-	-	(1,312)	-
Long term loans	-	-	-	(1,042)	-	-
Deferred tax, net	-	(4,061)	(532)	(224)	(688)	-

Total identifiable liabilities	(30,233)	(10,291)	(1,386)	(2,714)	(3,777)	-

Total identifiable assets, net	31,759	22,688	2,095	312	3,772	3,720

Goodwill arising on acquisition	67,269	39,932	2,250	4,294	2,907	3,240

Non-Controlling interest	-	-	(1,026)	-	(1,849)	-

Total purchase price	$99,028	$62,620	$3,319	$4,606	$4,830	$6,960